Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Current (note 13d)	(3,557)	(962)	(2,646)
Deferred	2,733	(11)	(76)
Income tax expense	(824)	(973)	(2,722)

Reconciliations of Tax Charge
Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Net income before income tax expenses	49,735	158,938	220,232
Net income not subject to taxes	(94,106)	(138,542)	(173,298)
Net (loss) income subject to taxes	(44,371)	20,396	46,934
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	13,874	(3,338)	(12,007)
Adjustments to valuation allowance and uncertain tax positions	324	11,802	5,362
Permanent and currency differences	(12,507)	(9,125)	4,204
Change in tax rates	(2,515)	(312)	(281)
Tax expense related to the year	(824)	(973)	(2,722)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Partnership’s deferred tax assets (liabilities) were as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Derivative instruments	3,823	4,523
Taxation loss carryforwards and disallowed finance costs	35,326	34,927
Vessels and equipment	3,936	3,554
Capitalized interest	(1,927)	(2,027)
	41,158	40,977
Valuation allowance	(38,594)	(41,064)
Net deferred tax assets (liabilities) included in other assets or accrued liabilities	2,564	(87)